INCOME TAXES (Detail Textuals) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 26, 2017	Jan. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Abstract]
Operating losses carried forward expiration period					Expire from 2031 - 2038
Financing costs expiration period					Expire from 2039 to 2042
Investment tax credits expiration period					Expire in 2035
Income tax expense					$ 27,029	$ 116,391	$ 151,272
Federal corporate income tax rate		21.00%	34.00%
Federal and Provincial (BC) general corporate income tax rate	26.00%	27.00%
General corporate income tax rate		12.00%		11.00%